                             [LOGO OF NATIONWIDE/R/]

                                 NATIONWIDE/(R)/
                                    VARIABLE
                                    ACCOUNT-5

                                  Annual Report
                                       to
                                 Contract Owners
                                December 31, 2004

                        NATIONWIDE LIFE INSURANCE COMPANY
                           HOME OFFICE: COLUMBUS, OHIO

APO-2750-12/04

                          NATIONWIDE VARIABLE ACCOUNT-5
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                December 31, 2004

Assets:
  Investments at fair value:
    American Century VP - Balanced Fund - Class I (ACVPBal)
      10,538 shares (cost $67,607) .............................................   $    76,714
    American Century VP - Capital Appreciation Fund - Class I (ACVPCapAp)
      67,172 shares (cost $579,466) ............................................       514,540
    Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)
      19,760 shares (cost $607,024) ............................................       610,399
    Fidelity/(R)/ VIP - Equity-Income Portfolio - Initial Class (FidVIPEI)
      63,541 shares (cost $1,452,004) ..........................................     1,612,034
    Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
      11,693 shares (cost $140,460) ............................................       135,877
    Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
      225,880 shares (cost $225,880) ...........................................       225,880
    Gartmore GVIT Nationwide/(R)/ Fund - Class I (GVITNWFund)
      60,831 shares (cost $660,225) ............................................       677,047
    Neuberger Berman AMT - Balanced Portfolio/(R)/ - I Class (NBAMTBal)
      44,170 shares (cost $454,697) ............................................       425,803
                                                                                   -----------
        Total investments ......................................................     4,278,294
  Accounts receivable ..........................................................         3,947
                                                                                   -----------
          Total assets .........................................................     4,282,241
Accounts payable ...............................................................             -
                                                                                   -----------
Contract owners' equity (note 4) ...............................................   $ 4,282,241
                                                                                   ===========

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-5
STATEMENTS OF OPERATIONS
Year Ended December 31, 2004

                                                    Total           ACVPBal         ACVPCapAp         DryStkIx
                                                -------------    -------------    -------------    -------------
Investment activity:
  Reinvested dividends ......................   $      61,909            1,816                -           10,904
  Mortality and expense risk
   charges (note 2) .........................         (56,113)          (1,082)          (6,628)          (8,046)
                                                -------------    -------------    -------------    -------------
    Net investment income (loss) ............           5,796              734           (6,628)           2,858
                                                -------------    -------------    -------------    -------------
  Proceeds from mutual fund shares sold .....         779,903           41,808           67,983          151,239
  Cost of mutual fund shares sold ...........        (999,975)         (39,850)        (159,066)        (195,885)
                                                -------------    -------------    -------------    -------------
    Realized gain (loss) on investments .....        (220,072)           1,958          (91,083)         (44,646)
  Change in unrealized gain
   (loss) on investments ....................         535,346            4,279          128,237           96,444
                                                -------------    -------------    -------------    -------------
    Net gain (loss) on investments ..........         315,274            6,237           37,154           51,798
                                                -------------    -------------    -------------    -------------
  Reinvested capital gains ..................           9,287                -                -                -
                                                -------------    -------------    -------------    -------------
    Net increase (decrease) in contract
     owners' equity resulting from operations   $     330,357            6,971           30,526           54,656
                                                =============    =============    =============    =============

                                                   FidVIPEI        GVITGvtBd        GVITMyMkt        GVITNWFund
                                                -------------    -------------    -------------    -------------
Investment activity:
  Reinvested dividends ......................          25,301            8,309            1,918            8,752
  Mortality and expense risk
   charges (note 2) .........................         (20,641)          (1,949)          (3,196)          (9,105)
                                                -------------    -------------    -------------    -------------
    Net investment income (loss) ............           4,660            6,360           (1,278)            (353)
                                                -------------    -------------    -------------    -------------
  Proceeds from mutual fund shares sold .....         204,223           37,021           91,417          146,689
  Cost of mutual fund shares sold ...........        (207,200)         (36,737)         (91,417)        (177,559)
                                                -------------    -------------    -------------    -------------
    Realized gain (loss) on investments .....          (2,977)             284                -          (30,870)
  Change in unrealized gain
   (loss) on investments ....................         143,762           (6,845)               -           85,236
                                                -------------    -------------    -------------    -------------
    Net gain (loss) on investments ..........         140,785           (6,561)               -           54,366
                                                -------------    -------------    -------------    -------------
  Reinvested capital gains ..................           6,044            3,243                -                -
                                                -------------    -------------    -------------    -------------
    Net increase (decrease) in contract
     owners' equity resulting from operations         151,489            3,042           (1,278)          54,013
                                                =============    =============    =============    =============

Investment activity:                               NBAMTBal
                                                -------------
  Reinvested dividends ......................   $       4,909
  Mortality and expense risk
   charges (note 2) .........................          (5,466)
                                                -------------
    Net investment income (loss) ............            (557)
                                                -------------
  Proceeds from mutual fund shares sold .....          39,523
  Cost of mutual fund shares sold ...........         (92,261)
                                                -------------
    Realized gain (loss) on investments .....        (52,738)
  Change in unrealized gain
   (loss) on investments ....................          84,233
                                                -------------
    Net gain (loss) on investments ..........          31,495
                                                -------------
  Reinvested capital gains ..................               -
                                                -------------
    Net increase (decrease) in contract
     owners' equity resulting from operations   $      30,938
                                                =============

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-5
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2004 and 2003

                                                            Total                            ACVPBal
                                                ------------------------------    ------------------------------
                                                     2004             2003             2004             2003
                                                -------------    -------------    -------------    -------------
Investment activity:
  Net investment income (loss) ..............   $       5,796            1,871              734              878
  Realized gain (loss) on investments .......        (220,072)        (945,821)           1,958          (33,138)
  Change in unrealized gain (loss)
   on investments ...........................         535,346        1,831,898            4,279           46,887
  Reinvested capital gains ..................           9,287              374                -                -
                                                -------------    -------------    -------------    -------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................         330,357          888,322            6,971           14,627
                                                -------------    -------------    -------------    -------------
Equity transactions:
  Purchase payments received from
   contract owners (note 3) .................         157,563          105,828            4,984              219
  Transfers between funds ...................               -                -              154           20,883
  Redemptions (note 3) ......................        (799,881)      (1,481,159)         (43,795)        (115,260)
  Annuity benefits ..........................          (4,883)          (8,930)               -                -
  Annual contract maintenance
   charges (note 2) .........................          (7,063)          (8,025)            (202)            (207)
  Contingent deferred sales charges
   (note 2) .................................         (13,536)         (11,931)            (951)               -
  Adjustments to maintain reserves ..........           2,182            1,705               (3)            (167)
                                                -------------    -------------    -------------    -------------
    Net equity transactions .................        (665,618)      (1,402,512)         (39,813)         (94,532)
                                                -------------    -------------    -------------    -------------

Net change in contract owners' equity .......        (335,261)        (514,190)         (32,842)         (79,905)
Contract owners' equity beginning of period .       4,617,502        5,131,692          109,444          189,349
                                                -------------    -------------    -------------    -------------
Contract owners' equity end of period .......   $   4,282,241        4,617,502           76,602          109,444
                                                =============    =============    =============    =============

CHANGES IN UNITS:
  Beginning units ...........................         181,474          242,546           10,745           21,919
                                                -------------    -------------    -------------    -------------
  Units purchased ...........................           7,738           45,818              499            3,278
  Units redeemed ............................         (33,409)        (106,890)          (4,303)         (14,452)
                                                -------------    -------------    -------------    -------------
  Ending units ..............................         155,803          181,474            6,941           10,745
                                                =============    =============    =============    =============

                                                          ACVPCapAp                          DryStkIx
                                                ------------------------------    ------------------------------
                                                     2004             2003             2004             2003
                                                -------------    -------------    -------------    -------------
Investment activity:
  Net investment income (loss) ..............          (6,628)          (6,794)           2,858              903
  Realized gain (loss) on investments .......         (91,083)        (111,073)         (44,646)        (146,897)
  Change in unrealized gain (loss)
   on investments ...........................         128,237          207,681           96,444          299,894
  Reinvested capital gains ..................               -                -                -                -
                                                -------------    -------------    -------------    -------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................          30,526           89,814           54,656          153,900
                                                -------------    -------------    -------------    -------------
Equity transactions:
  Purchase payments received from
   contract owners (note 3) .................          10,397           14,932           31,306           16,833
  Transfers between funds ...................          (1,013)         (27,539)               -           (4,777)
  Redemptions (note 3) ......................         (65,198)         (42,616)        (162,217)        (256,955)
  Annuity benefits ..........................            (883)          (1,285)            (790)            (690)
  Annual contract maintenance
   charges (note 2) .........................            (697)            (715)            (890)          (1,024)
  Contingent deferred sales charges
   (note 2) .................................            (821)            (602)          (3,642)          (1,939)
  Adjustments to maintain reserves ..........             316            1,560             (105)          (1,672)
                                                -------------    -------------    -------------    -------------
    Net equity transactions .................         (57,899)         (56,265)        (136,338)        (250,224)
                                                -------------    -------------    -------------    -------------

Net change in contract owners' equity .......         (27,373)          33,549          (81,682)         (96,324)
Contract owners' equity beginning of period .         543,661          510,112          690,867          787,191
                                                -------------    -------------    -------------    -------------
Contract owners' equity end of period .......         516,288          543,661          609,185          690,867
                                                =============    =============    =============    =============

CHANGES IN UNITS:
  Beginning units ...........................          32,790           36,543           27,564           39,854
                                                -------------    -------------    -------------    -------------
  Units purchased ...........................             631           10,821            1,244            8,378
  Units redeemed ............................          (4,084)         (14,574)          (6,561)         (20,668)
                                                -------------    -------------    -------------    -------------
  Ending units ..............................          29,337           32,790           22,247           27,564
                                                =============    =============    =============    =============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-5
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                           FidVIPEI                         GVITGvtBd
                                                ------------------------------    ------------------------------
                                                     2004             2003             2004             2003
                                                -------------    -------------    -------------    -------------
Investment activity:
  Net investment income (loss) ..............   $       4,660            8,228            6,360            4,890
  Realized gain (loss) on investments .......          (2,977)        (118,425)             284           11,639
  Change in unrealized gain (loss)
   on investments ...........................         143,762          500,637           (6,845)         (15,803)
  Reinvested capital gains ..................           6,044                -            3,243              374
                                                -------------    -------------    -------------    -------------
    Net increase (decrease) in contract
     owners' equity resulting from operations         151,489          390,440            3,042            1,100
                                                -------------    -------------    -------------    -------------
Equity transactions:
  Purchase payments received from
   contract owners (note 3) .................          34,137           27,717            9,550            3,502
  Transfers between funds ...................             155           15,544              155          (34,950)
  Redemptions (note 3) ......................        (201,151)        (429,356)         (42,521)         (79,052)
  Annuity benefits ..........................          (1,217)          (1,845)            (615)          (2,304)
  Annual contract maintenance charges (note 2)         (2,257)          (2,512)            (231)            (360)
  Contingent deferred sales charges (note 2)           (2,475)          (3,173)          (1,065)          (1,992)
  Adjustments to maintain reserves ..........             599            1,448              702              673
                                                -------------    -------------    -------------    -------------
      Net equity transactions ...............        (172,209)        (392,177)         (34,025)        (114,483)
                                                -------------    -------------    -------------    -------------

Net change in contract owners' equity .......         (20,720)          (1,737)         (30,983)        (113,383)
Contract owners' equity beginning of period .       1,634,526        1,636,263          167,998          281,381
                                                -------------    -------------    -------------    -------------
Contract owners' equity end of period .......   $   1,613,806        1,634,526          137,015          167,998
                                                =============    =============    =============    =============

CHANGES IN UNITS:
  Beginning units ...........................          64,742           83,365            3,839            6,435
                                                -------------    -------------    -------------    -------------
  Units purchased ...........................           1,337            9,626              222              688
  Units redeemed ............................          (8,001)         (28,249)            (989)          (3,284)
                                                -------------    -------------    -------------    -------------
  Ending units ..............................          58,078           64,742            3,072            3,839
                                                =============    =============    =============    =============

                                                          GVITMyMkt                         GVITNWFund
                                                ------------------------------    ------------------------------
Investment activity:                                 2004             2003             2004             2003
                                                -------------    -------------    -------------    -------------
  Net investment income (loss) ..............          (1,278)          (2,098)            (353)          (6,021)
  Realized gain (loss) on investments .......               -                -          (30,870)        (379,574)
  Change in unrealized gain (loss)
   on investments ...........................               -                -           85,236          568,169
  Reinvested capital gains ..................               -                -                -                -
                                                -------------    -------------    -------------    -------------
    Net increase (decrease) in contract
     owners' equity resulting from operations          (1,278)          (2,098)          54,013          182,574
                                                -------------    -------------    -------------    -------------
Equity transactions:
  Purchase payments received from
   contract owners (note 3) .................          25,114           10,438           31,661           22,240
  Transfers between funds ...................            (618)          58,631              154             (133)
  Redemptions (note 3) ......................         (88,024)        (150,748)        (158,757)        (340,194)
  Annuity benefits ..........................               -                -                -                -
  Annual contract maintenance charges (note 2          (1,118)          (1,257)          (1,216)          (1,416)
  Contingent deferred sales charges (note 2)           (2,276)          (1,836)          (2,247)          (2,231)
  Adjustments to maintain reserves ..........             (16)             (12)              94               95
                                                -------------    -------------    -------------    -------------
      Net equity transactions ...............         (66,938)         (84,784)        (130,311)        (321,639)
                                                -------------    -------------    -------------    -------------

Net change in contract owners' equity .......         (68,216)         (86,882)         (76,298)        (139,065)
Contract owners' equity beginning of period .         294,066          380,948          753,510          892,575
                                                -------------    -------------    -------------    -------------
Contract owners' equity end of period .......         225,850          294,066          677,212          753,510
                                                =============    =============    =============    =============

CHANGES IN UNITS:
  Beginning units ...........................          12,191           15,689            8,955           13,398
                                                -------------    -------------    -------------    -------------
  Units purchased ...........................           1,878            6,454              375            1,714
  Units redeemed ............................          (4,657)          (9,952)          (1,902)          (6,157)
                                                -------------    -------------    -------------    -------------
  Ending units ..............................           9,412           12,191            7,428            8,955
                                                =============    =============    =============    =============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-5
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                          NBAMTBal
                                                ------------------------------
Investment activity:                                 2004            2003
                                                -------------    -------------
  Net investment income (loss) ..............   $        (557)           1,885
  Realized gain (loss) on investments .......         (52,738)        (168,353)
  Change in unrealized gain (loss)
   on investments ...........................          84,233          224,433
  Reinvested capital gains ..................               -                -
                                                -------------    -------------
    Net increase (decrease) in contract
     owners' equity resulting from Operations          30,938           57,965
                                                -------------    -------------
Equity transactions:
  Purchase payments received from
   contract owners (note 3) .................          10,414            9,947
  Transfers between funds ...................           1,013          (27,659)
  Redemptions (note 3) ......................         (38,218)         (66,978)
  Annuity benefits ..........................          (1,378)          (2,806)
  Annual contract maintenance charges
   (note 2) .................................            (452)            (534)
  Contingent deferred sales charges
   (note 2) .................................             (59)            (158)
  Adjustments to maintain reserves ..........             595             (220)
                                                -------------    -------------
      Net equity transactions ...............         (28,085)         (88,408)
                                                -------------    -------------

Net change in contract owners' equity .......           2,853          (30,443)
Contract owners' equity beginning of period .         423,430          453,873
                                                -------------    -------------
Contract owners' equity end of period .......   $     426,283          423,430
                                                =============    =============

CHANGES IN UNITS:
  Beginning units ...........................          20,648           25,343
                                                -------------    -------------
  Units purchased ...........................           1,552            4,859
  Units redeemed ............................          (2,912)          (9,554)
                                                -------------    -------------
  Ending units ..............................          19,288           20,648
                                                -------------    -------------

See accompanying notes to financial statements.

                          NATIONWIDE VARIABLE ACCOUNT-5
                          NOTES TO FINANCIAL STATEMENTS
                           December 31, 2004 and 2003

(1)  Background and Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          Nationwide Variable Account-5 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on November 1, 1989. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses. Contract owners in either the accumulation or payout phase may invest in any of the following:

          Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);
               American Century VP - Balanced Fund - Class I (ACVPBal)
               American Century VP - Capital Appreciation Fund - Class I (ACVPCapAp)
          Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)
          Portfolio of the Fidelity/(R)/ Variable Insurance Products Fund (Fidelity/(R)/ VIP);
               Fidelity/(R)/ VIP - Equity-Income Portfolio - Initial Class (FidVIPEI)
          Portfolios of the Gartmore Variable Insurance Trust (Gartmore GVIT) (Gartmore is an affiliate of the Company);
               Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
               Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
               Gartmore GVIT Nationwide/(R)/ Fund - Class I (GVITNWFund) (formerly Gartmore GVIT Total Return Fund - Class I)
          Portfolio of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);
               Neuberger Berman AMT - Balanced Portfolio/(R)/ - Class I
               (NBAMTBal)

          At December 31, 2004, contract owners were invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-5 (NOTES TO FINANCIAL STATEMENTS, Continued)

     (c)  Security Valuation, Transactions and Related Investment Income

          Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2004 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  Expenses

          The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge not to exceed 7% of the purchase payments surrendered. This charge declines 1% per year to 0% after the purchase payment has been held in the contract for 7 years. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

          The following contract charges are deducted by the Company: (a) an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units; and (b) a mortality and expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annualized rate of 1.25% and 0.05%, respectively.

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-5 (NOTES TO FINANCIAL STATEMENTS, Continued)

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2004 and 2003, total transfers to the Account from the fixed account were $128,441 and $12,393, respectively, and total transfers from the Account to the fixed account were $130,880 and $174,153, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-5 (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)  Financial Highlights

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of December 31 for the year indicated, and the contract expense rate, investment income ratio and total return for each period ended December 31 for the year indicated.

                                                 Contract                                        Investment
                                                 Expense                Unit        Contract       Income        Total
                                                   Rate*    Units   Fair Value   Owners' Equity    Ratio**     Return***
                                                 --------  -------  -----------  --------------  ----------  ------------
  American Century VP - Balanced Fund - Class I
    2004 ......................................      1.30%   6,941  $ 11.036175  $       76,602     1.95%         8.35%
    2003 ......................................      1.30%  10,745    10.185550         109,444     1.37%        17.91%
    2002 ......................................      1.30%  21,919     8.638585         189,349     2.77%       -10.73%
    2001 ......................................      1.30%  28,212     9.677376         273,018     2.81%        -4.80%
    2000 ......................................      1.30%  35,259    10.165458         358,424     2.54%        -3.91%

  American Century VP - Capital Appreciation
   Fund - Class I
    2004 ......................................      1.30%  29,337    17.448933         511,900     0.00%         6.19%
    2003 ......................................      1.30%  32,790    16.432489         538,821     0.00%        18.91%
    2002 ......................................      1.30%  36,543    13.819339         505,000     0.00%       -22.23%
    2001 ......................................      1.30%  39,761    17.768711         706,502     0.00%       -29.01%
    2000 ......................................      1.30%  50,364    25.029137       1,260,567     0.00%         7.62%

  Dreyfus Stock Index Fund, Inc. - Initial
  Shares
    2004 ......................................      1.30%  22,247    27.160283         604,235     1.68%         9.20%
    2003 ......................................      1.30%  27,564    24.871495         685,558     1.27%        26.70%
    2002 ......................................      1.30%  39,854    19.630772         782,365     1.23%       -23.37%
    2001 ......................................      1.30%  56,265    25.618669       1,441,434     1.03%       -13.33%
    2000 ......................................      1.30%  62,510    29.558751       1,847,718     0.96%       -10.45%

  Fidelity/(R)/VIP - Equity-Income Portfolio -
  Initial Class
    2004 ......................................      1.30%  58,078    27.692797       1,608,342     1.56%        10.08%
    2003 ......................................      1.30%  64,742    25.156955       1,628,712     1.74%        28.64%
    2002 ......................................      1.30%  83,365    19.556483       1,630,326     1.84%       -18.03%
    2001 ......................................      1.30%  95,388    23.857464       2,275,716     1.92%        -6.20%
    2000 ......................................      1.30% 125,550    25.434075       3,193,248     1.91%         7.02%

  Gartmore GVIT Government Bond Fund - Class I
   Tax qualified
    2004 ......................................      1.30%   2,903    44.600457         129,475     5.45%         1.92%
    2003 ......................................      1.30%   3,666    43.760351         160,425     3.65%         0.67%
    2002 ......................................      1.30%   6,247    43.467280         271,540     4.25%         9.54%
    2001 ......................................      1.30%   5,816    39.681226         230,786     4.63%         5.85%
    2000 ......................................      1.30%   5,059    37.487059         189,647     7.14%        11.08%
   Non-tax qualified
    2004 ......................................      1.30%     169    44.616924           7,540     5.45%         1.92%
    2003 ......................................      1.30%     173    43.776516           7,573     3.65%         0.67%
    2002 ......................................      1.30%     188    43.483340           8,175     4.25%         9.54%
    2001 ......................................      1.30%     245    39.695887           9,725     4.63%         5.85%
    2000 ......................................      1.30%     244    37.500904           9,150     7.14%        11.08%

  Gartmore GVIT Money Market Fund - Class I
   Tax qualified
    2004 ......................................      1.30%   9,386    23.990230         225,172     0.74%        -0.50%
    2003 ......................................      1.30%  12,127    24.110582         292,389     0.58%        -0.68%
    2002 ......................................      1.30%  15,652    24.276265         379,972     1.11%        -0.10%
    2001 ......................................      1.30%  11,467    24.301609         278,667     3.96%         2.25%
    2000 ......................................      1.30%  8,431     23.767044         200,380     5.04%         4.66%
   Non-tax qualified
    2004 ......................................      1.30%      26    26.065818             678     0.74%        -0.50%
    2003 ......................................      1.30%      64    26.196581           1,677     0.58%        -0.68%
    2002 ......................................      1.30%      37    26.376600             976     1.11%        -0.10%
    2001 ......................................      1.30%      38    26.404135           1,003     3.96%         2.25%

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-5 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                                 Contract                                        Investment
                                                 Expense                Unit        Contract       Income        Total
                                                   Rate*    Units   Fair Value   Owners' Equity    Ratio**     Return***
                                                 --------  -------  -----------  --------------  ----------  ------------
  Gartmore GVIT Nationwide/(R)/Fund - Class I
   Tax qualified
    2004 ......................................      1.30%   6,913  $ 91.352418  $      631,519     1.22%            8.32%
    2003 ......................................      1.30%   8,261    84.332018         696,667     0.55%           25.86%
    2002 ......................................      1.30%  10,712    67.006421         717,773     0.83%          -18.43%
    2001 ......................................      1.30%  11,739    82.145061         964,301     0.71%          -12.97%
    2000 ......................................      1.30%  14,121    94.390507       1,332,888     0.60%           -3.39%
   Non-tax qualified
    2004 ......................................      1.30%     515    88.724843          45,693     1.22%           8.32%
    2003 ......................................      1.30%     694    81.906372          56,843     0.55%          25.86%
    2002 ......................................      1.30%   2,686    65.079111         174,802     0.83%          -18.43%
    2001 ......................................      1.30%   2,737    79.782323         218,364     0.71%          -12.97%
    2000 ......................................      1.30%   3,082    91.675550         282,544     0.60%           -3.39%

  Neuberger Berman AMT - Balanced Portfolio/(R)/
  - I Class
    2004 ......................................      1.30%  19,288    21.845873         421,364     1.16%            7.89%
    2003 ......................................      1.30%  20,648    20.248421         418,089     1.71%           14.77%
    2002 ......................................      1.30%  25,343    17.643073         447,128     2.44%          -18.23%
    2001 ......................................      1.30%  26,755    21.576158         577,270     1.94%          -14.49%
    2000 ......................................      1.30%  31,995    25.233374         807,342     2.00%           -5.78%
                                                                                    -----------

    2004 Reserves for annuity contracts in payout phase:                                 19,721
                                                                                    -----------
    2004 Contract owners' equity                                                    $ 4,282,241
                                                                                    ===========

    2003 Reserves for annuity contracts in payout phase:                                 21,304
                                                                                    -----------
    2003 Contract owners' equity                                                    $ 4,617,502
                                                                                    ===========

    2002 Reserves for annuity contracts in payout phase:                                 24,286
                                                                                    -----------
    2002 Contract owners' equity                                                    $ 5,131,692
                                                                                    ===========

    2001 Reserves for annuity contracts in payout phase:                                 38,135
                                                                                    -----------
    2001 Contract owners' equity                                                    $ 7,014,921
                                                                                    ===========

    2000 Reserves for annuity contracts in payout phase:                                 75,932
                                                                                    -----------
    2000 Contract owners' equity                                                    $ 9,557,840
                                                                                    ===========

* This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

             Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account-5:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-5 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2004, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2004, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.


KPMG LLP
Columbus, Ohio
March 4, 2005

NATIONWIDE LIFE INSURANCE COMPANY                                     PRSRT STD
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220       U.S. POSTAGE
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                                                                     NATIONWIDE


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Insurance Company